Staff costs - Headcount (Details)	12 Months Ended
	Dec. 31, 2019 employee	Dec. 31, 2018 employee € / $	Dec. 31, 2017 employee € / $
Number of employees
Average number of employees	201,114	201,829	195,732
Number of persons	196,419	202,713	202,251
Average number of employees with disabilities	3,584
Banco Santander S.A.
Number of employees
Average number of employees with disabilities	318	241	209
Threshold degree of disability (as a percent)	33.00%	33.00%
Number of employees with disabilities at end of period	295	304	211
The Bank Personnel
Number of employees
Average number of employees	29,167	30,421	21,391
The Bank Senior management
Number of employees
Average number of employees	20	22	64
The Bank Other line personnel
Number of employees
Average number of employees	29,147	30,399	21,327
The Bank Clerical staff
Number of employees
Average number of employees	0	0	0
The Bank General services personnel
Number of employees
Average number of employees	0	0	0
Rest of Spain
Number of employees
Average number of employees	8,269	7,944	12,703
Santander UK plc
Number of employees
Average number of employees	17,961	18,757	19,079
Banco Santander (Brasil) S.A
Number of employees
Average number of employees	47,253	46,645	46,210
Other Companies
Number of employees
Average number of employees	98,464	98,062	96,349
Senior executives/management
Number of employees
Number of employees - men	1,560
Number of employees - women	457
Percentage of employees - men	100.00%
Percentage of employees - women	100.00%
Average number of employees with disabilities	6
Other executives
Number of employees
Number of employees - men	11,734
Number of employees - women	6,906
Percentage of employees - men	100.00%
Percentage of employees - women	100.00%
Other personnel
Number of employees
Number of employees - men	75,613
Number of employees - women	100,149
Percentage of employees - men	100.00%
Percentage of employees - women	100.00%
Other management
Number of employees
Average number of employees with disabilities	92
Other staff
Number of employees
Average number of employees with disabilities	3,486
SPAIN
Number of employees
Average number of employees with disabilities		3,436	3,289
Threshold degree of disability (as a percent)	33.00%
Abroad | Senior executives/management
Number of employees
Number of employees - men	543
Number of employees - women	143
Percentage of employees - men	35.00%
Percentage of employees - women	31.00%
Abroad | Other executives
Number of employees
Number of employees - men	4,615
Number of employees - women	2,876
Percentage of employees - men	39.00%
Percentage of employees - women	42.00%
Abroad | Other personnel
Number of employees
Number of employees - men	42,626
Number of employees - women	51,388
Percentage of employees - men	56.00%
Percentage of employees - women	56.00%
Continental Europe | Senior executives/management
Number of employees
Number of employees - men	918
Number of employees - women	283
Percentage of employees - men	59.00%
Percentage of employees - women	62.00%
Continental Europe | Other executives
Number of employees
Number of employees - men	6,043
Number of employees - women	3,534
Percentage of employees - men	51.00%
Percentage of employees - women	51.00%
Continental Europe | Other personnel
Number of employees
Number of employees - men	24,117
Number of employees - women	30,370
Percentage of employees - men	32.00%
Percentage of employees - women	30.00%
UK | Senior executives/management
Number of employees
Number of employees - men	99
Number of employees - women	31
Percentage of employees - men	6.00%
Percentage of employees - women	7.00%
UK | Other executives
Number of employees
Number of employees - men	1,076
Number of employees - women	496
Percentage of employees - men	9.00%
Percentage of employees - women	7.00%
UK | Other personnel
Number of employees
Number of employees - men	8,870
Number of employees - women	13,391
Percentage of employees - men	12.00%
Percentage of employees - women	13.00%